Other non-current liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Other non-current liabilities
Disclosure of other non-current liabilities

	31 December	31 December
	2025	2024
Liabilities to BeST investment agreement	1,640,828	1,707,760
Deferred revenue	312,506	278,405
	1,953,334	1,986,165
(*)

The transfer of ownership of BeST’s 20% share in the Republic of Belarus was completed on 9 December 2022. On 30 November 2022, an agreement was signed between the Republic of Belarus, BeST and the Company for the development of telecommunications infrastructure, which covers the years 2022-2032 and involves a USD 100,000 obligation to be paid over a period of 10 years based on a minimum of 50% of the IFRS net profit earned by BeST, with the entire amount being paid by the Company to the Republic of Belarus if the specified amount is not reached at the end of the 10-year period. The liability recorded in the consolidated financial statements for the BeST investment agreement reflects the amortized cost value of future payments at the balance sheet date. The total future payments to be made is USD 100,000 (equivalent to TL 4,286,230 as of 31 December 2025) and will be paid depending on the financial performance of BeST. A discount rate of 14.99% was used in the amortized cost calculation. BeST expects the payment to be made in installments between 2026-2032 and changes in expected timing of payments is accounted within net interest expenses for financial assets and liabilities measured at amortized cost.